Ordinary Shares (Details) - USD ($)		1 Months Ended
	Feb. 09, 2021	May 30, 2020	Apr. 28, 2020	Feb. 22, 2020	Oct. 31, 2019	Jan. 03, 2020
Ordinary Shares (Details) [Line Items]
Ordinary shares issued				3,760,911
Ordinary shareholders				2,015,400
Capital injection (in Dollars)					$ 2,557,654
Re-designation, description			the re-designation of 5,763,077 of the Company’s issued Ordinary Shares held by Joya Enterprises Limited into 5,763,077 Class B Ordinary Shares and an aggregate of 9,178,234 of the Company’s issued Ordinary Shares held by Joya Enterprises Limited and certain other shareholders into 9,178,234 Class A Ordinary Shares. Holders of Class A Ordinary Shares and Class B Ordinary shares have the same rights except for voting and conversion rights. In respect of matters requiring a shareholder vote, each holder of Class A Ordinary Shares will be entitled to one vote per one Class A Ordinary Share and each holder of Class B Ordinary Shares will be entitled to seven votes per one Class B Ordinary share. The Class A Ordinary Shares are not convertible into shares of any other class. The Class B Ordinary Shares are convertible into Class A Ordinary Shares at any time after issuance at the option of the holder on a one-to-one basis.
Joya Enterprises Limited [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares issued						9,165,000
Class A Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares issued		500,000
Nominal cash consideration (in Dollars)		$ 500
Aggregate share issued		1,343,600
Investors for cash consideration (in Dollars)		$ 1,707,893
Insurance of new investors	1,065,089
Non controlling interests	6.45%